Income tax expense_Relationship between the net income before income tax expense and the Income tax expense (Details) $ in Thousands, ₩ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net income before income tax expense		₩ 995,497	₩ 601,318	₩ 1,801,532	$ 1,620,374	₩ 1,429,948
Tax calculated at statutory tax rate	[1]			490,240		345,585
Adjustments
Effect of income that is exempt from taxation				(19,695)		(32,683)
Effect of expense that is not deductible in determining taxable profit				9,395		9,624
Adjustments recognized in the current period in relation to the current tax of prior periods				(3,632)		(4,919)
Others				8,908		3,326
Sub total				(5,024)		(24,652)
Income tax expense				₩ 485,216		₩ 320,933
Effective tax rate				26.90%	26.90%	22.40%
Description of applicable tax rate by taxable income	[1]			The applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

[1]	The applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.